UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.84%
Aerospace & Defense - 0.02%
Embraer SA - ADR	5,951	$169,663

Airlines - 3.90%
AirAsia BHD (b)	315,000	283,429
Alaska Air Group, Inc. (a)	102,455	4,414,786
Copa Holdings SA - Class A (b)	38,800	3,858,660
Delta Air Lines, Inc. (a)	369,203	4,382,440
Ryanair Holdings PLC - ADR	155,502	5,330,609
Southwest Airlines Co.	390,421	3,997,911
U.S. Airways Group, Inc. (a)	388,905	5,250,217
		27,518,052
Auto Components - 0.02%
Halla Climate Control Corp. (b)	7,450	166,117

Automobiles - 0.08%
Dongfeng Motor Group Co., Ltd. (b)	104,000	163,738
Hyundai Motor Co. (b)	1,215	250,465
Tofas Turk Otomobil Fabrikasi AS (b)	24,159	142,217
		556,420
Beverages - 0.04%
Tsingtao Brewery Co., Ltd. (b)	48,000	286,094

Building Products - 0.01%
China Liansu Group Holdings, Ltd. (b)	149,000	104,305

Chemicals - 3.20%
Aeci, Ltd. (b)	6,574	61,882
Agrium, Inc. (b)	45,771	4,572,981
CF Industries Holdings, Inc.	21,522	4,372,409
China BlueChemical, Ltd. (b)	254,000	173,269
China Lumena New Materials Corp. (b)	1,098,000	243,823
Gubre Fabrikalari TAS (a)(b)	26,347	210,134
Monsanto Co.	91,846	8,693,224
Mosaic Co.	75,780	4,291,421
		22,619,143
Commercial Banks - 3.77%
Banco Bilbao Vizcaya Argentaria SA - ADR	150,652	1,419,142
Banco Santander SA - ADR	250,379	2,045,596
Bangkok Bank PCL (b)	97,600	627,505
Bank of China, Ltd. (b)	1,586,000	718,272
Bank Pan Indonesia Tbk PT (a)(b)	3,328,500	218,833
Credicorp, Ltd. (b)	30,312	4,442,527
DBS Group Holdings, Ltd. (b)	51,000	626,102
HSBC Holdings PLC - ADR	81,843	4,343,408
Krung Thai Bank PCL (b)	368,900	238,211
PacWest Bancorp	46,378	1,149,247
Sberbank of Russia (b)	34,566	433,357
Security Bank Corp. (b)	46,130	175,680
Sumitomo Mitsui Financial Group, Inc. - ADR	174,598	1,281,549
Turkiye Vakiflar Bankasi Tao (b)	103,187	268,422
Umpqua Holdings Corp.	81,540	961,357
Wells Fargo & Co.	223,098	7,625,490
		26,574,698

Commercial Services & Supplies - 0.03%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (b)	8,700	$193,333

Computers & Peripherals - 0.19%
JCY International Bhd (b)	193,400	39,748
Lenovo Group, Ltd. (b)	700,000	645,442
Lite-On Technology Corp. (b)	184,000	245,578
Pegatron Corp. (b)	307,000	399,781
		1,330,549
Construction & Engineering - 0.01%
Tekfen Holding AS (b)	25,720	104,731

Construction Materials - 0.08%
China Shanshui Cement Group, Ltd. (b)	274,000	205,044
Indocement Tunggal Prakarsa Tbk PT (b)	61,000	142,499
Semen Indonesia Persero Tbk PT (b)	148,000	244,469
		592,012
Consumer Finance - 3.04%
American Express Co.	45,165	2,596,084
Capital One Financial Corp.	107,305	6,216,179
Discover Financial Services	168,839	6,508,743
Ezcorp, Inc. - Class A (a)	76,690	1,523,063
First Cash Financial Services, Inc. (a)	37,890	1,880,102
SLM Corp.	161,261	2,762,401
		21,486,572
Distributors - 0.05%
Dogus Otomotiv Servis ve Ticaret AS (a)(b)	19,213	92,699
Imperial Holdings, Ltd. (b)	3,433	80,960
Jardine Cycle & Carriage, Ltd. (b)	4,000	159,319
		332,978
Diversified Financial Services - 0.03%
Fubon Financial Holding Co., Ltd. (b)	195,000	236,754

Diversified Telecommunication Services - 0.11%
China Telecom Corp., Ltd. - ADR	3,324	188,969
Hutchison Telecommunications Hong Kong Holdings, Ltd. (b)	172,000	79,578
Rostelecom OJSC - ADR	14,278	347,775
Telekomunikasi Indonesia Persero Tbk PT - ADR	4,669	172,520
		788,842
Electric Utilities - 0.08%
PGE SA (b)	46,140	272,208
Tauron Polska Energia SA (b)	189,613	291,252
		563,460
Electronic Equipment, Instruments & Components - 0.14%
Delta Electronics Thailand PCL (b)	296,800	310,754
Digital China Holdings, Ltd. (b)	233,000	402,923
Hon Hai Precision Industry Co., Ltd. (b)	92,000	284,769
		998,446
Food & Staples Retailing - 1.69%
BIM Birlesik Magazalar AS (b)	5,149	252,480
CVS Caremark Corp.	114,580	5,539,943
Eurocash SA (b)	15,868	224,038
Grupo Comercial Chedraui SA de CV (b)	26,200	85,129
Magnit OJSC - ADR	6,268	254,830
Walgreen Co.	149,742	5,541,951
		11,898,371
Food Products - 0.26%
AVI, Ltd. (b)	32,620	231,092
Biostime International Holdings, Ltd. (b)	48,500	152,734
Golden Agri-Resources, Ltd. (b)	504,000	271,228

Kulim Malaysia BHD (b)	137,700	$221,194
Lotte Samkang Co., Ltd. (b)	474	291,550
Thai Union Frozen Products PCL (b)	130,700	308,415
Tongaat Hulett, Ltd. (b)	21,170	336,622
		1,812,835
Gas Utilities - 0.02%
Perusahaan Gas Negara Persero Tbk PT (b)	291,500	139,583

Health Care Equipment & Supplies - 0.07%
Biosensors International Group, Ltd. (a)(b)	231,000	230,609
Mindray Medical International, Ltd. - ADR	3,579	117,033
Supermax Corp. Bhd (b)	179,400	113,766
		461,408
Health Care Providers & Services - 8.06%
Bangkok Dusit Medical Services PCL (b)	60,600	225,380
Community Health Systems, Inc. (a)	119,430	3,671,278
DaVita HealthCare Partners, Inc. (a)	32,737	3,618,421
Express Scripts Holding Co. (a)	133,980	7,234,920
Fresenius Medical Care AG & Co KGaA - ADR	29,706	1,018,916
HCA Holdings, Inc.	118,521	3,575,779
Health Management Associates, Inc. - Class A (a)	438,921	4,090,744
HealthSouth Corp. (a)	85,480	1,804,483
Humana, Inc.	45,468	3,120,469
KPJ Healthcare Bhd (b)	62,100	116,813
Life Healthcare Group Holdings, Ltd. (b)	83,961	337,420
Magellan Health Services, Inc. (a)	54,259	2,658,691
Omnicare, Inc.	140,649	5,077,429
Quest Diagnostics, Inc.	62,443	3,638,554
Shanghai Pharmaceuticals Holding Co., Ltd. (a)(b)	78,700	151,554
UnitedHealth Group, Inc.	102,152	5,540,724
Universal Health Services, Inc. - Class B	78,205	3,781,212
VCA Antech, Inc. (a)	88,815	1,869,556
WellCare Health Plans, Inc. (a)	43,650	2,125,318
WellPoint, Inc.	53,956	3,286,999
		56,944,660
Hotels, Restaurants & Leisure - 0.03%
Genting Bhd (b)	71,600	216,459

Household Durables - 0.18%
Even Construtora e Incorporadora SA (b)	56,800	260,767
Ez Tec Empreendimentos e Participacoes SA (b)	12,000	150,623
Haier Electronics Group Co., Ltd. (a)(b)	133,000	197,265
NACCO Industries, Inc. - Class A	10,912	662,249
		1,270,904
Independent Power Producers & Energy Traders - 0.01%
First Gen Corp. (a)(b)	148,000	80,476

Industrial Conglomerates - 0.04%
Bidvest Group, Ltd. (b)	6,171	157,877
Sigdo Koppers SA (b)	40,797	98,356
		256,233
Insurance - 0.78%
ACE, Ltd. (b)	46,681	3,725,144
Brasil Insurance Participacoes e Administracao SA (b)	7,000	68,376
Hyundai Marine & Fire Insurance Co., Ltd. (b)	7,170	223,815
LIG Insurance Co., Ltd. (b)	18,170	439,019
PICC Property & Casualty Co., Ltd. (a)(b)	546,000	779,833
Powszechny Zaklad Ubezpieczen SA (b)	1,765	249,874
		5,486,061

Internet Software & Services - 0.15%
NetEase, Inc. - ADR (a)	6,989	$297,382
NHN Corp. (a)(b)	1,268	269,352
Sohu.com, Inc. (a)(b)	9,780	462,985
		1,029,719
IT Services - 5.81%
Accenture PLC - Class A (b)	29,403	1,955,300
Alliance Data Systems Corp. (a)	13,337	1,930,664
Amdocs, Ltd. (a)	56,381	1,916,390
Cielo SA (b)	14,900	414,726
Cognizant Technology Solutions Corp. - Class A (a)	27,887	2,065,032
Convergys Corp.	103,971	1,706,164
DST Systems, Inc.	28,493	1,726,676
Fiserv, Inc. (a)	34,859	2,754,907
Gartner, Inc. (a)	36,375	1,673,978
Global Payments, Inc.	38,496	1,743,869
International Business Machines Corp.	27,584	5,283,715
Jack Henry & Associates, Inc.	52,743	2,070,690
Mastercard, Inc. - Class A	8,791	4,318,842
Sapient Corp. (a)	183,086	1,933,388
Teradata Corp. (a)	23,340	1,444,513
Total System Services, Inc.	68,809	1,473,889
Visa, Inc. - Class A	33,040	5,008,203
Western Union Co.	116,399	1,584,190
		41,005,136
Life Sciences Tools & Services - 0.02%
WuXi PharmaTech Cayman, Inc. - ADR (a)	8,652	136,269

Machinery - 1.91%
Caterpillar, Inc.	45,771	4,100,166
Cummins, Inc.	49,712	5,386,295
Deere & Co.	46,681	4,034,172
		13,520,633
Media - 1.83%
Cheil Worldwide, Inc. (b)	9,494	191,517
Cyfrowy Polsat SA (a)(b)	61,307	325,040
Global Mediacom Tbk PT (b)	825,500	206,316
Interpublic Group of Cos, Inc.	416,490	4,589,720
Media Nusantara Citra Tbk PT (b)	660,500	171,606
Omnicom Group, Inc.	110,943	5,542,712
WPP PLC - ADR	25,765	1,878,268
		12,905,179
Metals & Mining - 0.10%
Grupo Mexico SAB de CV (b)	67,700	244,219
Jastrzebska Spolka Weglowa SA (b)	9,815	294,230
Jiangxi Copper Co., Ltd. (b)	68,000	183,179
		721,628
Multi-Utilities - 0.01%
YTL Corp. Bhd (b)	151,100	94,286

Oil, Gas & Consumable Fuels - 3.73%
Bangchak Petroleum PCL (b)	249,800	260,796
Banpu PCL (b)	23,950	325,064
China Petroleum & Chemical Corp. - ADR	5,362	616,201
CNOOC, Ltd. - ADR	1,669	367,180
Cosan, Ltd. - Class A (b)	21,325	369,136
CVR Energy, Inc. (a)	53,046	2,588,114
Delek US Holdings, Inc.	86,087	2,179,723
Gazprom OAO - ADR (a)	27,935	270,004
HollyFrontier Corp.	79,115	3,682,803
Indo Tambangraya Megah Tbk PT (b)	46,500	201,302

Lukoil OAO - ADR	6,959	$467,234
Marathon Petroleum Corp.	56,381	3,552,003
Phillips 66	62,746	3,331,813
PTT PCL (b)	32,300	353,114
Sasol, Ltd. - ADR	5,244	227,013
SK Innovation Co., Ltd. (b)	3,459	572,339
Tesoro Corp.	68,202	3,004,298
Valero Energy Corp.	72,749	2,482,196
Western Refining, Inc.	51,834	1,461,200
		26,311,533
Personal Products - 0.04%
AMOREPACIFIC Group (a)(b)	721	314,280

Pharmaceuticals - 4.42%
Actavis, Inc. (a)	47,590	4,092,740
Allergan, Inc.	31,828	2,919,582
Aspen Pharmacare Holdings, Ltd. (b)	12,584	251,948
Eli Lilly & Co.	90,633	4,470,020
Kalbe Farma Tbk PT (b)	1,330,000	146,570
Merck & Co., Inc.	94,877	3,884,264
Mylan, Inc. (a)	152,470	4,189,876
Novo Nordisk A/S - ADR	17,278	2,819,942
Pfizer, Inc.	210,367	5,276,004
Richter Gedeon Nyrt (b)	895	146,837
Sino Biopharmaceutical (b)	460,000	221,826
Warner Chilcott PLC - Class A (b)	232,336	2,797,326
		31,216,935
Real Estate Investment Trusts (REITs) - 4.64%
Apartment Investment & Management Co. - Class A	97,908	2,649,390
Associated Estates Realty Corp.	40,921	659,647
BioMed Realty Trust, Inc.	83,662	1,617,186
Brandywine Realty Trust	134,586	1,640,603
CBL & Associates Properties, Inc.	123,068	2,610,272
Coresite Realty Corp.	23,947	662,374
Corporate Office Properties Trust	78,205	1,953,561
DuPont Fabros Technology, Inc. (a)	54,562	1,318,218
Government Properties Income Trust	69,415	1,663,878
Home Properties, Inc.	26,675	1,635,444
LaSalle Hotel Properties	101,546	2,578,253
Lexington Realty Trust	127,917	1,336,733
Liberty Property Trust	45,771	1,637,229
Mack-Cali Realty Corp.	74,871	1,954,882
Omega Healthcare Investors, Inc.	111,852	2,667,670
Pennsylvania Real Estate Investment Trust	36,981	652,345
Regency Centers Corp.	34,556	1,628,279
RLJ Lodging Trust	51,531	998,155
Sabra Health Care REIT, Inc.	29,706	645,214
STAG Industrial, Inc.	35,768	642,751
Weingarten Realty Investors	60,018	1,606,682
		32,758,766
Real Estate Management & Development - 0.46%
Alam Sutera Realty Tbk PT (b)	3,475,000	217,448
Aliansce Shopping Centers SA (b)	31,000	370,334
BR Properties SA (b)	25,100	312,601
Bumi Serpong Damai PT (b)	3,186,000	368,536
Franshion Properties China, Ltd. (b)	556,000	202,660
K Wah International Holdings, Ltd. (b)	447,000	218,624
Megaworld Corp. (b)	6,467,000	437,749
Multiplan Empreendimentos Imobiliarios SA (b)	11,300	332,239
New World Development Co., Ltd. (b)	92,000	145,652

Shimao Property Holdings, Ltd. (b)	109,000	$210,414
UOL Group, Ltd. (b)	38,000	187,412
Wing Tai Holdings, Ltd. (b)	154,000	236,635
		3,240,304
Road & Rail - 4.26%
Canadian National Railway Co. (b)	45,468	4,138,043
Canadian Pacific Railway, Ltd. (b)	45,771	4,651,249
ComfortDelGro Corp., Ltd. (b)	168,000	247,149
CSX Corp.	190,057	3,749,824
Genesee & Wyoming, Inc. - Class A (a)	27,887	2,121,643
Kansas City Southern	35,768	2,985,913
Norfolk Southern Corp.	84,571	5,229,871
Union Pacific Corp.	55,168	6,935,721
		30,059,413
Semiconductors & Semiconductor Equipment - 0.17%
Samsung Electronics Co., Ltd. (b)	584	839,091
Spreadtrum Communications, Inc. - ADR	20,026	352,458
		1,191,549
Software - 0.07%
Asseco Poland SA (b)	16,040	235,200
Totvs SA (b)	14,800	291,952
		527,152
Specialty Retail - 4.75%
Aaron’s, Inc.	62,443	1,765,888
Bed Bath & Beyond, Inc. (a)	61,231	3,423,425
The Home Depot, Inc.	191,270	11,830,050
Lowe’s Cos, Inc.	177,629	6,309,382
Pier 1 Imports, Inc.	149,439	2,988,780
Select Comfort Corp. (a)	135,799	3,553,860
Williams-Sonoma, Inc.	83,359	3,648,623
		33,520,008
Textiles, Apparel & Luxury Goods - 0.03%
LG Fashion Corp. (b)	2,830	83,097
Shenzhou International Group Holdings, Ltd. (b)	52,000	118,093
		201,190
Thrifts & Mortgage Finance - 0.02%
Malaysia Building Society (b)	167,200	124,257

Transportation Infrastructure - 0.08%
Airports of Thailand PCL (b)	105,600	336,524
Arteris SA (b)	22,800	211,018
		547,542
Water Utilities - 0.05%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	3,283	274,360
Guangdong Investment, Ltd. (b)	124,000	98,212
		372,572
Wireless Telecommunication Services - 3.35%
Advanced Info Service PCL (b)	28,200	193,954
America Movil SAB de CV - ADR	200,195	4,632,512
China Mobile, Ltd. - ADR	4,887	286,965
Crown Castle International Corp. (a)	55,774	4,024,652
ENTEL Chile SA (b)	14,755	305,095
Mobile Telesystems OJSC - ADR	21,865	407,782
MTN Group, Ltd. (b)	11,802	248,417
Rogers Communications, Inc. (b)	83,965	3,822,087
SK Telecom Co., Ltd. - ADR	275,841	4,366,563
Tim Participacoes SA - ADR	8,314	164,783
Turkcell Iletisim Hizmetleri AS - ADR (a)	16,029	258,708
Vodafone Group PLC - ADR	195,211	4,917,365
		23,628,883
TOTAL COMMON STOCKS (Cost $395,370,197)		$436,616,393

PREFERRED STOCKS - 0.16%
Commercial Banks - 0.02%
Itau Unibanco Holding SA - ADR	10,100	$166,246

Containers & Packaging - 0.06%
Klabin SA (b)	63,600	397,286

Food & Staples Retailing - 0.04%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	6,771	300,565

Metals & Mining - 0.04%
Vale SA - ADR	12,600	251,508
TOTAL PREFERRED STOCKS (Cost $954,189)		$1,115,605

INVESTMENT COMPANIES - 14.77%
Exchange Traded Funds - 14.77%
iShares Barclays MBS Bond Fund	188,845	$20,395,260
iShares Core Total US Bond Market ETF	198,545	22,056,364
iShares iBoxx Investment Grade Corporate Bond Fund	30,484	3,688,259
iShares JPMorgan USD Emerging Markets Bond Fund	63,049	7,742,417
iShares MSCI Emerging Markets Index Fund	44,315	1,965,371
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	21,219	2,194,681
PowerShares Senior Loan Portfolio	158,230	3,952,585
SPDR Barclays International Treasury Bond ETF	276,144	16,850,307
SPDR Barclays Short Term High Yield Bond ETF	58,199	1,777,980
Vanguard Total Bond Market ETF	281,600	23,662,848
TOTAL INVESTMENT COMPANIES (Cost $103,023,440)		$104,286,072

PRECIOUS METALS - 6.19%	Troy Ounces
Gold Bullion (a)(e)	26,228	$43,739,911
TOTAL PRECIOUS METALS (Cost $26,943,738)		$43,739,911

CORPORATE BONDS - 8.34%	Principal Amount
Beverages - 0.30%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$2,036,000	$2,145,282

Biotechnology - 0.24%
Amgen, Inc.
4.100%, 06/15/2021	1,538,000	1,703,861

Capital Markets - 0.78%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,540,000	2,983,911
Morgan Stanley
5.300%, 03/01/2013	2,530,000	2,543,826
		5,527,737
Chemicals - 0.12%
Dow Chemical Co.
7.600%, 05/15/2014	781,000	852,681

Computers & Peripherals - 0.34%
Hewlett-Packard Co.
4.750%, 06/02/2014	2,300,000	2,397,527

Consumer Finance - 0.23%
Capital One Financial Corp.
7.375%, 05/23/2014	1,502,000	1,633,918

Diversified Financial Services - 1.26%
Citigroup, Inc.
5.500%, 04/11/2013	$2,540,000	$2,566,170
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	1,880,000	2,017,460
Ford Motor Credit Co., LLC
3.000%, 06/12/2017	1,655,000	1,700,388
JPMorgan Chase & Co.
3.150%, 07/05/2016	2,500,000	2,648,625
		8,932,643
Diversified Telecommunication Services - 0.58%
AT&T, Inc.
5.100%, 09/15/2014	2,368,000	2,543,703
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,450,000	1,522,129
		4,065,832
Electric Utilities - 0.46%
Duke Energy Corp.
3.950%, 09/15/2014	1,470,000	1,547,991
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	1,377,000	1,707,731
		3,255,722
Health Care Providers & Services - 0.24%
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,449,000	1,684,391

Industrial Conglomerates - 0.39%
General Electric Co.
5.250%, 12/06/2017	2,355,000	2,776,896

Internet & Catalog Retail - 0.37%
Expedia, Inc.
7.456%, 08/15/2018	2,200,000	2,622,123

Media - 0.38%
Time Warner Cable, Inc.
8.250%, 04/01/2019	2,028,000	2,698,735

Metals & Mining - 0.31%
Nabors Industries, Inc.
9.250%, 01/15/2019	1,629,000	2,153,618

Oil, Gas & Consumable Fuels - 1.02%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,856,000	2,136,499
Enterprise Products Operating, LLC
5.600%, 10/15/2014	1,200,000	1,299,067
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,861,000	2,103,191
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,458,000	1,646,005
		7,184,762
Pharmaceuticals - 0.22%
Hospira, Inc.
6.050%, 03/30/2017	1,336,000	1,551,045

Real Estate Investment Trusts (REITs) - 0.24%
Vornado Realty LP
4.250%, 04/01/2015	1,575,000	1,664,795

Semiconductors & Semiconductor Equipment - 0.23%
KLA-Tencor Corp.
6.900%, 05/01/2018	$1,351,000	$1,622,872

Software - 0.23%
BMC Software, Inc.
7.250%, 06/01/2018	1,368,000	1,613,961

Tobacco - 0.11%
Altria Group, Inc.
9.700%, 11/10/2018	537,000	751,761

Wireless Telecommunication Services - 0.29%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,902,000	2,026,328
TOTAL CORPORATE BONDS (Cost $56,807,863)		$58,866,490

UNITED STATES TREASURY OBLIGATIONS - 1.03%
United States Treasury Notes - 1.03%
1.375%, 09/30/2018	3,554,000	$3,653,402
1.000%, 11/30/2019	3,680,000	3,644,348
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $7,344,450)		$7,297,750

SHORT-TERM INVESTMENTS - 0.53%	Shares
Money Market Funds - 0.53%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	3,766,705	$3,766,705
TOTAL SHORT-TERM INVESTMENTS (Cost $3,766,705)		$3,766,705

Total Investments (Cost $594,210,582) - 92.86%		$655,688,926
Other Assets in Excess of Liabilities - 7.14% (d)		50,392,816
TOTAL NET ASSETS - 100.00%		$706,081,742

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2012.
(d)	All of a portion of the assets have been committed as collateral for open securities sold short.
(e)
The Leuthold Core Investment Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Core, Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Leuthold Core Investment Fund and is therefore consolidated in the Fund’s schedule of investments herein. The Subsidiary was formed on November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a)
December 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 6.31%	Shares	Fair Value
Exchange Traded Funds - 6.31%
iShares Russell 2000 Index Fund	289,267	$24,382,315
SPDR S&P 500 ETF Trust	141,500	20,166,580
TOTAL INVESTMENT COMPANIES (Proceeds $43,118,962)		$44,548,895

TOTAL SECURITIES SOLD SHORT
(Proceeds $43,118,962) - 6.31%		$44,548,895

Percentages are stated as a percent of net assets.
(a) All securities sold short are non-income producing.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$594,480,151
Gross unrealized appreciation	$70,587,823
Gross unrealized depreciation	(9,379,048)
Net unrealized appreciation	$61,208,775

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2012
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$411,691,012	$24,925,381	$–	$436,616,393
Preferred Stocks	1,115,605	–	–	1,115,605
Exchange Traded Funds	104,286,072	–	–	104,286,072
Precious Metals	–	43,739,911	–	43,739,911
Corporate Bonds	–	58,866,490	–	58,866,490
United States Treasury Obligations	–	7,297,750	–	7,297,750
Money Market Funds	3,766,705	–	–	3,766,705

Total Investments in Securities	$520,859,394	$134,829,532	$–	$655,688,926

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds - Short	$44,548,895	$–	$–	$44,548,895

Total Securities Sold Short	$44,548,895	$–	$–	$44,548,895

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers between Level 1and Level 2 for the period ended December 31, 2012:

Transfers into Level 1	$3,087,441
Transfers out of Level 1	(314,280)
Net Transfers in and/or out of Level 1	$2,773,161

Transfers into Level 2	$314,280
Transfers out of Level 2	(3,087,441)
Net Transfers in and/or out of Level 2	$(2,773,161)

The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model. The Fund did not invest in any Level 3 securities.

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.94%
Aerospace & Defense - 1.04%
L-3 Communications Holdings, Inc.	17,829	$1,366,058
Raytheon Co.	23,775	1,368,489
Safran SA (b)	42,933	1,859,307
		4,593,854
Airlines - 0.80%
Delta Air Lines, Inc. (a)	175,183	2,079,422
Southwest Airlines Co.	141,067	1,444,526
		3,523,948
Auto Components - 0.88%
Autoliv, Inc. (b)	21,583	1,454,478
Magna International, Inc. (b)	48,503	2,426,120
		3,880,598
Automobiles - 0.38%
Dongfeng Motor Group Co., Ltd. (b)	560,000	881,666
Hyundai Motor Co. (b)	3,775	778,194
		1,659,860
Beverages - 0.65%
Anheuser-Busch InBev NV - ADR	32,537	2,844,059

Biotechnology - 1.13%
Biogen Idec, Inc. (a)	15,448	2,265,758
Celgene Corp. (a)	34,661	2,728,514
		4,994,272
Capital Markets - 1.15%
Aberdeen Asset Management PLC (b)	151,347	910,722
Ameriprise Financial, Inc.	24,588	1,539,946
Bank of New York Mellon Corp.	56,928	1,463,050
Goldman Sachs Group, Inc.	9,065	1,156,331
		5,070,049
Chemicals - 1.58%
Agrium, Inc. (b)	36,680	3,664,699
CF Industries Holdings, Inc.	6,657	1,352,436
Huntsman Corp.	62,023	986,166
LyondellBasell Industries NV - Class A (b)	16,884	963,907
		6,967,208
Commercial Banks - 5.67%
Banco Santander SA - ADR	241,756	1,975,146
Bank of China, Ltd. (b)	1,853,000	839,192
BB&T Corp.	80,756	2,350,807
BNP Paribas SA (b)	20,441	1,163,713
Canadian Imperial Bank of Commerce (b)	23,037	1,857,013
DBS Group Holdings, Ltd. (b)	68,000	834,803
Fifth Third Bancorp	128,587	1,953,237
KeyCorp	233,635	1,967,207
M&T Bank Corp.	19,687	1,938,579
Nordea Bank AB (b)	109,378	1,052,099
PNC Financial Services Group, Inc.	20,360	1,187,192
Sberbank of Russia (b)	27,540	345,271
SunTrust Banks, Inc.	73,808	2,092,457
Turkiye Vakiflar Bankasi Tao (b)	82,215	213,867
Wells Fargo & Co.	151,758	5,187,088
		24,957,671

Commercial Services & Supplies - 0.24%
Deluxe Corp.	32,738	$1,055,473

Communications Equipment - 0.32%
Cisco Systems, Inc.	72,677	1,428,103

Computers & Peripherals - 2.42%
Apple, Inc.	6,423	3,423,652
EMC Corp. (a)	64,520	1,632,356
SanDisk Corp. (a)	22,073	961,500
Seagate Technology PLC (b)	115,578	3,522,817
Western Digital Corp.	26,522	1,126,920
		10,667,245
Construction & Engineering - 0.20%
KBR, Inc.	29,775	890,868

Construction Materials - 0.19%
Semen Indonesia Persero Tbk PT (b)	512,500	846,558

Consumer Finance - 0.79%
Discover Financial Services	89,703	3,458,051

Distributors - 0.21%
Jardine Cycle & Carriage, Ltd. (b)	20,000	796,596
Li & Fung, Ltd. (b)	76,000	137,141
		933,737
Diversified Financial Services - 0.19%
African Bank Investments, Ltd. (b)	19,164	73,132
CME Group, Inc.	15,416	781,745
		854,877
Diversified Telecommunication Services - 0.86%
Verizon Communications, Inc.	87,786	3,798,500

Electric Utilities - 0.62%
PPL Corp.	87,791	2,513,457
Tauron Polska Energia SA (b)	151,074	232,054
		2,745,511
Electrical Equipment - 0.87%
Babcock & Wilcox Co. (a)	34,246	897,245
Eaton Corp PLC (b)	54,191	2,937,152
		3,834,397
Electronic Equipment, Instruments & Components - 0.58%
Corning, Inc.	145,128	1,831,515
E Ink Holdings, Inc. (b)	922,000	709,081
		2,540,596
Energy Equipment & Services - 0.60%
Ensco PLC - Class A (b)	23,560	1,396,637
Seadrill, Ltd. (b)	34,408	1,266,214
		2,662,851
Food & Staples Retailing - 1.44%
BIM Birlesik Magazalar AS (b)	18,262	895,471
CVS Caremark Corp.	55,834	2,699,574
Wal-Mart Stores, Inc.	40,095	2,735,682
		6,330,727
Food Products - 0.65%
Bunge, Ltd.	19,218	1,396,956
ConAgra Foods, Inc.	49,031	1,446,415
		2,843,371

Health Care Equipment & Supplies - 1.34%
Abbott Laboratories	35,539	$2,327,804
Medtronic, Inc.	49,080	2,013,262
Zimmer Holdings, Inc.	23,516	1,567,577
		5,908,643
Health Care Providers & Services - 1.69%
Aetna, Inc.	38,787	1,795,838
DaVita HealthCare Partners, Inc. (a)	13,627	1,506,192
HealthSouth Corp. (a)	61,743	1,303,395
UnitedHealth Group, Inc.	24,017	1,302,682
WellPoint, Inc.	25,342	1,543,835
		7,451,942
Household Durables - 0.19%
Haier Electronics Group Co., Ltd. (a)(b)	560,000	830,591

Independent Power Producers & Energy Traders - 0.36%
AES Corp.	148,672	1,590,790

Industrial Conglomerates - 1.57%
Bidvest Group, Ltd. (b)	30,895	790,409
General Electric Co.	131,614	2,762,578
Siemens AG - ADR	30,824	3,374,303
		6,927,290
Insurance - 2.51%
Allianz SE (b)	8,996	1,254,021
Aon PLC (b)	27,743	1,542,511
Everest Re Group, Ltd. (b)	13,363	1,469,262
PICC Property & Casualty Co., Ltd. (a)(b)	626,000	894,095
Protective Life Corp.	31,520	900,841
Prudential Financial, Inc.	18,254	973,486
Sun Life Financial, Inc. (b)	108,253	2,871,952
Validus Holdings, Ltd. (b)	32,410	1,120,738
		11,026,906
Internet Software & Services - 0.46%
Sohu.com, Inc. (a)(b)	18,899	894,679
Yahoo!, Inc. (a)	56,281	1,119,992
		2,014,671
IT Services - 3.21%
Accenture PLC - Class A (b)	31,932	2,123,478
Amdocs, Ltd. (a)	53,184	1,807,724
Heartland Payment Systems, Inc.	38,593	1,138,493
International Business Machines Corp.	13,213	2,530,950
Lender Processing Services, Inc.	31,440	774,053
Mastercard, Inc. - Class A	6,609	3,246,870
Visa, Inc. - Class A	16,617	2,518,805
		14,140,373
Leisure Equipment & Products - 0.22%
Hasbro, Inc.	26,404	947,904

Life Sciences Tools & Services - 0.31%
Life Technologies Corp. (a)	28,079	1,378,117

Machinery - 0.62%
Oshkosh Corp. (a)	29,598	877,581
Valmont Industries, Inc.	13,428	1,833,593
		2,711,174
Media - 0.45%
Scripps Networks Interactive Inc. - Class A	34,117	1,976,057

Metals & Mining - 1.20%
BHP Billiton, Ltd. - ADR	30,997	$2,431,405
Fortescue Metals Group, Ltd. (b)	188,806	940,907
Grupo Mexico SAB de CV (b)	305,200	1,100,971
POSCO - ADR	10,076	827,743
		5,301,026
Multiline Retail - 0.26%
Kohl’s Corp.	26,129	1,123,024

Multi-Utilities - 0.70%
Alliant Energy Corp.	69,989	3,073,217

Office Electronics - 0.37%
Canon, Inc. - ADR	41,087	1,611,021

Oil, Gas & Consumable Fuels - 6.12%
Chevron Corp.	50,879	5,502,055
CNOOC, Ltd. - ADR	3,878	853,160
ConocoPhillips	50,410	2,923,276
Cosan, Ltd. - Class A (b)	49,101	849,938
Encana Corp. (b)	90,123	1,780,830
Exxon Mobil Corp.	29,468	2,550,455
HollyFrontier Corp.	24,184	1,125,765
Petroleo Brasileiro SA - ADR	42,716	831,681
Phillips 66	25,326	1,344,811
PTT PCL (b)	25,700	280,961
Royal Dutch Shell PLC - ADR	35,517	2,448,897
Sasol, Ltd. - ADR	19,537	845,757
Statoil ASA - ADR	52,915	1,324,992
Total SA - ADR	82,585	4,295,246
		26,957,824
Pharmaceuticals - 3.57%
Eli Lilly & Co.	68,524	3,379,604
GlaxoSmithKline PLC - ADR	29,291	1,273,280
Merck & Co., Inc.	131,489	5,383,160
Pfizer, Inc.	117,642	2,950,461
Sino Biopharmaceutical (b)	1,720,000	829,435
Teva Pharmaceutical Industries, Ltd. - ADR	50,286	1,877,679
		15,693,619
Real Estate Investment Trusts (REITs) - 8.00%
Apartment Investment & Management Co. - Class A	93,062	2,518,258
Associated Estates Realty Corp.	45,469	732,960
BioMed Realty Trust, Inc.	70,115	1,355,323
Brandywine Realty Trust	148,730	1,813,019
CBL & Associates Properties, Inc.	135,981	2,884,157
Coresite Realty Corp.	26,346	728,730
Corporate Office Properties Trust	86,688	2,165,466
DuPont Fabros Technology, Inc. (a)	60,342	1,457,863
Government Properties Income Trust	76,914	1,843,629
Home Properties, Inc.	29,746	1,823,727
LaSalle Hotel Properties	112,610	2,859,168
Lexington Realty Trust	141,506	1,478,738
Liberty Property Trust	50,568	1,808,817
Mack-Cali Realty Corp.	82,439	2,152,482
Omega Healthcare Investors, Inc.	123,658	2,949,243
Pennsylvania Real Estate Investment Trust	40,794	719,606
Regency Centers Corp.	38,245	1,802,105
RLJ Lodging Trust	56,942	1,102,967
Sabra Health Care REIT, Inc.	32,721	710,700
STAG Industrial, Inc.	39,520	710,174
Weingarten Realty Investors	59,067	1,581,224
		35,198,356

Real Estate Management & Development - 0.58%
Altisource Asset Management Corp. (a)(b)	1,664	$136,473
Altisource Portfolio Solutions SA (a)(b)	14,651	1,269,583
Altisource Residential Corp. (a)(b)	5,548	87,875
BR Properties SA (b)	20,000	249,084
Bumi Serpong Damai PT (b)	6,920,500	800,519
		2,543,534
Road & Rail - 0.40%
Canadian Pacific Railway, Ltd. (b)	17,182	1,746,035

Semiconductors & Semiconductor Equipment - 0.78%
Intel Corp.	47,539	980,730
Samsung Electronics Co., Ltd. (b)	919	1,320,419
STMicroelectronics NV - NYS	153,376	1,110,442
		3,411,591
Software - 1.68%
Activision Blizzard, Inc.	106,659	1,132,719
CA, Inc.	37,273	819,260
Mentor Graphics Corp. (a)	66,881	1,138,315
Microsoft Corp.	160,258	4,283,696
		7,373,990
Specialty Retail - 1.33%
Foot Locker, Inc.	37,855	1,215,903
The Home Depot, Inc.	49,161	3,040,608
TJX Cos, Inc.	37,612	1,596,629
		5,853,140
Textiles, Apparel & Luxury Goods - 0.38%
LVMH Moet Hennessy Louis Vuitton SA (b)	9,054	1,670,990

Tobacco - 0.46%
Philip Morris International, Inc.	24,281	2,030,863

Trading Companies & Distributors - 0.53%
Mitsubishi Corp. (b)	122,000	2,348,861

Transportation Infrastructure - 0.20%
Airports of Thailand PCL (b)	274,300	874,133

Water Utilities - 0.22%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	11,428	955,038

Wireless Telecommunication Services - 1.77%
America Movil SAB de CV - ADR	97,970	2,267,026
China Mobile, Ltd. - ADR	27,066	1,589,315
MTN Group, Ltd. (b)	41,677	877,248
Turkcell Iletisim Hizmetleri AS - ADR (a)	53,271	859,794
Vodafone Group PLC - ADR	87,010	2,191,782
		7,785,165
TOTAL COMMON STOCKS (Cost $253,928,027)		$285,838,269

PREFERRED STOCKS - 0.39%
Commercial Banks - 0.20%
Itau Unibanco Holding SA - ADR	52,699	$867,426

Metals & Mining - 0.19%
Vale SA - ADR	42,500	848,339
TOTAL PREFERRED STOCKS (Cost $1,655,294)		$1,715,765

INVESTMENT COMPANIES - 15.73%
Exchange Traded Funds - 15.73%
iShares Barclays MBS Bond Fund	152,664	$16,487,712
iShares Core Total US Bond Market ETF	62,284	6,919,129
iShares iBoxx Investment Grade Corporate Bond Fund	11,002	1,331,132
iShares JPMorgan USD Emerging Markets Bond Fund	67,228	8,255,598
iShares MSCI Emerging Markets Index Fund	25,285	1,121,390
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	12,615	1,304,769
PowerShares Build America Bond Portfolio	175,299	5,301,042
PowerShares Senior Loan Portfolio	103,826	2,593,573
SPDR Barclays International Treasury Bond ETF	88,980	5,429,560
SPDR Barclays Short Term High Yield Bond ETF	42,210	1,289,516
Vanguard FTSE Emerging Markets ETF	70,394	3,134,645
Vanguard Total Bond Market ETF	191,371	16,080,905
TOTAL INVESTMENT COMPANIES (Cost $68,162,633)		$69,248,971

	Troy Ounces
PRECIOUS METALS - 3.98%
Gold Bullion (a)(d)	10,492	$17,496,517
TOTAL PRECIOUS METALS (Cost $9,400,412)		$17,496,517

	Principal Amount
CORPORATE BONDS - 10.46%
Beverages - 0.38%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$1,593,000	$1,678,504

Biotechnology - 0.30%
Amgen, Inc.
4.100%, 06/15/2021	1,204,000	1,333,842

Capital Markets - 0.98%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	1,987,000	2,334,264
Morgan Stanley
5.300%, 03/01/2013	1,980,000	1,990,821
		4,325,085
Chemicals - 0.15%
Dow Chemical Co.
7.600%, 05/15/2014	612,000	668,170

Computers & Peripherals - 0.43%
Hewlett-Packard Co.
4.750%, 06/02/2014	1,800,000	1,876,325

Consumer Finance - 0.29%
Capital One Financial Corp.
7.375%, 05/23/2014	1,175,000	1,278,198

Diversified Financial Services - 1.59%
Citigroup, Inc.
5.500%, 04/11/2013	1,987,000	2,007,472
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	1,471,000	1,578,555
Ford Motor Credit Co., LLC
3.000%, 06/12/2017	1,295,000	1,330,515
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,956,000	2,072,284
		6,988,826

Diversified Telecommunication Services - 0.72%
AT&T, Inc.
5.100%, 09/15/2014	$1,853,000	$1,990,491
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,135,000	1,191,459
		3,181,950
Electric Utilities - 0.58%
Duke Energy Corp.
3.950%, 09/15/2014	1,150,000	1,211,013
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	1,078,000	1,336,916
		2,547,929
Health Care Providers & Services - 0.30%
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,134,000	1,318,219

Industrial Conglomerates - 0.49%
General Electric Co.
5.250%, 12/06/2017	1,843,000	2,173,172

Internet & Catalog Retail - 0.46%
Expedia, Inc.
7.456%, 08/15/2018	1,700,000	2,026,186

Media - 0.48%
Time Warner Cable, Inc.
8.250%, 04/01/2019	1,587,000	2,111,880

Metals & Mining - 0.38%
Nabors Industries, Inc.
9.250%, 01/15/2019	1,275,000	1,685,612

Oil, Gas & Consumable Fuels - 1.28%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,452,000	1,671,442
Enterprise Products Operating, LLC
5.600%, 10/15/2014	939,000	1,016,520
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,456,000	1,645,484
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,141,000	1,288,129
		5,621,575
Pharmaceuticals - 0.28%
Hospira, Inc.
6.050%, 03/30/2017	1,046,000	1,214,366

Real Estate Investment Trusts (REITs) - 0.30%
Vornado Realty LP
4.250%, 04/01/2015	1,233,000	1,303,297

Semiconductors & Semiconductor Equipment - 0.29%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,057,000	1,269,709

Software - 0.29%
BMC Software, Inc.
7.250%, 06/01/2018	1,071,000	1,263,562

Tobacco - 0.13%
Altria Group, Inc.
9.700%, 11/10/2018	421,000	589,370

Wireless Telecommunication Services - 0.36%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	$1,488,000	$1,585,266
TOTAL CORPORATE BONDS (Cost $44,432,901)		$46,041,043

UNITED STATES TREASURY OBLIGATIONS - 4.32%
United States Treasury Inflation Indexed Bonds - 2.22%
1.250%, 07/15/2020	2,121,340	$2,516,439
0.625%, 07/15/2021	2,052,640	2,333,275
0.125%, 01/15/2022	2,044,020	2,219,679
0.125%, 07/15/2022	2,514,725	2,729,852
		9,799,245
United States Treasury Notes - 2.10%
0.625%, 11/30/2017	3,700,000	3,687,572
1.375%, 09/30/2018	2,700,000	2,775,516
1.000%, 11/30/2019	2,800,000	2,772,874
		9,235,962
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $19,033,039)		$19,035,207

SHORT-TERM INVESTMENTS - 1.73%	Shares
Money Market Funds - 1.73%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	7,629,517	$7,629,517
TOTAL SHORT-TERM INVESTMENTS (Cost $7,629,517)		$7,629,517

Total Investments (Cost $404,241,823) - 101.55%		$447,005,289
Liabilities in Excess of Other Assets - (1.55)%		(6,836,541)
TOTAL NET ASSETS - 100.00%		$440,168,748

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2012.
(d)
The Leuthold Asset Allocation Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Asset Allocation, Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Leuthold Asset Allocation Fund and is therefore consolidated in the Fund’s schedule of investments herein. The Subsidiary was formed on November 26, 2008 and has been consolidated since its formation.  All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$405,946,021
Gross unrealized appreciation	$44,285,360
Gross unrealized depreciation	(3,226,092)
Net unrealized appreciation	$41,059,268

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2012
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$259,556,813	$26,281,456	$–	$285,838,269
Preferred Stocks	1,715,765	–	–	1,715,765
Exchange Traded Funds	69,248,971	–	–	69,248,971
Precious Metals	–	17,496,517	–	17,496,517
Corporate Bonds	–	46,041,043	–	46,041,043
United States Treasury Obligations	–	19,035,207	–	19,035,207
Money Market Funds	7,629,517	–	–	7,629,517

Total Investments in Securities	$338,151,066	$108,854,223	$–	$447,005,289

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Fund
Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.08%
Airlines - 3.58%
Alaska Air Group, Inc. (a)	26,590	$1,145,763
China Eastern Airlines Corp., Ltd. (a)(b)	1,384,000	557,918
China Southern Airlines Co., Ltd. (a)(b)	978,000	500,028
Copa Holdings SA - Class A (b)	12,424	1,235,567
easyJet PLC (b)	110,118	1,385,046
JetBlue Airways Corp. (a)	356,465	2,035,415
Ryanair Holdings PLC - ADR	32,652	1,119,310
Southwest Airlines Co.	107,182	1,097,544
U.S. Airways Group, Inc. (a)	157,270	2,123,145
United Continental Holdings, Inc. (a)	44,837	1,048,289
Westjet Airlines, Ltd. (b)	29,812	593,722
		12,841,747
Auto Components - 4.97%
Brembo SpA (b)	47,188	609,134
Cie Generale des Etablissements Michelin (b)	25,802	2,472,334
Continental AG (a)(b)	19,536	2,276,998
Cooper Tire & Rubber Co.	49,002	1,242,691
Dana Holding Corp.	70,818	1,105,469
Faurecia (b)	51,282	805,384
GKN PLC (b)	284,203	1,072,242
Leoni AG (b)	25,826	982,524
Magna International, Inc. (b)	33,130	1,657,163
Plastic Omnium SA (b)	18,295	556,389
Showa Corp. (a)(b)	111,000	1,102,673
Sumitomo Rubber Industries, Ltd. (b)	78,800	952,874
Tianneng Power International, Ltd. (b)	836,000	544,898
TRW Automotive Holdings Corp. (a)	45,135	2,419,687
		17,800,460
Capital Markets - 0.72%
Apollo Investment Corp.	117,899	985,636
KKR & Co. LP	105,069	1,600,201
		2,585,837
Chemicals - 1.99%
Alent PLC (a)(b)	109,103	547,296
Chr. Hansen Holding A/S (b)	56,807	1,850,024
Dongyue Group (b)	1,683,000	1,137,816
Innophos Holdings, Inc.	18,092	841,278
Nippon Shokubai Co., Ltd. (b)	107,000	1,096,015
Rockwood Holdings, Inc.	33,476	1,655,723
		7,128,152
Commercial Banks - 2.37%
BB&T Corp.	35,051	1,020,335
Fifth Third Bancorp	134,619	2,044,863
Huntington Bancshares, Inc.	314,266	2,008,160
KeyCorp	121,801	1,025,564
PNC Financial Services Group, Inc.	17,460	1,018,092
Webster Financial Corp.	66,223	1,360,883
		8,477,897

Construction Materials - 1.07%
China Shanshui Cement Group, Ltd. (b)	1,540,000	$1,152,435
Imerys SA (b)	17,078	1,095,366
James Hardie Industries PLC (b)	162,378	1,572,126
		3,819,927
Consumer Finance - 3.88%
Capital One Financial Corp.	45,565	2,639,580
Cash America International, Inc.	43,823	1,738,458
Credit Acceptance Corp. (a)	23,534	2,392,937
Discover Financial Services	114,987	4,432,749
International Personal Finance PLC (b)	240,786	1,476,992
Provident Financial PLC (b)	55,017	1,226,601
		13,907,317
Containers & Packaging - 0.54%
Graphic Packaging Holding Co. (a)	141,875	916,513
Smurfit Kappa Group PLC (b)	85,091	1,016,486
		1,932,999
Diversified Financial Services - 1.38%
Groupe Bruxelles Lambert SA (b)	19,584	1,561,955
Investor AB - Class B (b)	66,211	1,739,373
Leucadia National Corp.	69,326	1,649,266
		4,950,594
Diversified Telecommunication Services - 4.37%
Asia Pacific Telecom Co., Ltd. (a)(b)	1,738,847	775,442
BT Group PLC (b)	395,240	1,507,928
Elisa OYJ (b)	22,305	494,498
France Telecom SA - ADR	77,788	859,557
Jasmine International PCL (b)	17,122,100	3,037,864
Manitoba Telecom Services, Inc. (b)	29,394	959,213
Telecom Corp. of New Zealand, Ltd. (b)	510,632	966,529
Telefonica SA - ADR	103,972	1,402,582
Telekom Malaysia Bhd (b)	510,800	1,008,905
Telekomunikasi Indonesia Persero Tbk PT - ADR	25,289	934,429
Telstra Corp., Ltd. (b)	372,433	1,697,083
Time dotCom Bhd (b)	449,900	584,420
Verizon Communications, Inc.	32,772	1,418,044
		15,646,494
Food & Staples Retailing - 4.50%
Aeon Co., Ltd. (b)	182,600	2,086,848
Arcs Co., Ltd. (b)	50,100	1,025,180
Big C Supercenter PCL (b)	165,900	1,128,885
Casey’s General Stores, Inc.	40,063	2,127,345
Delhaize Group SA (b)	51,998	2,094,429
Matsumotokiyoshi Holdings Co., Ltd. (b)	41,800	987,534
Migros Ticaret AS (a)(b)	87,240	1,057,026
Safeway, Inc.	113,937	2,061,120
Spar Group, Ltd. (b)	70,126	1,094,647
Wal-Mart Stores, Inc.	35,886	2,448,502
		16,111,516
Gas Utilities - 0.37%
Osaka Gas Co., Ltd. (b)	370,000	1,343,960

Health Care Providers & Services - 5.13%
Bangkok Dusit Medical Services PCL (b)	614,600	2,285,787
Community Health Systems, Inc. (a)	75,389	2,317,458
HCA Holdings, Inc.	68,073	2,053,762
Health Management Associates, Inc. - Class A (a)	136,063	1,268,107
KPJ Healthcare Bhd (b)	494,100	929,429
Life Healthcare Group Holdings, Ltd. (b)	255,036	1,024,931
LifePoint Hospitals, Inc. (a)	48,931	1,847,145
Netcare, Ltd. (b)	971,177	2,253,925

Ramsay Health Care, Ltd. (b)	41,317	$1,178,459
Select Medical Holdings Corp. (a)	97,694	921,254
Universal Health Services, Inc. - Class B	47,797	2,310,985
		18,391,242
Industrial Conglomerates - 1.51%
Alfa S.A.B. de CV - Class A (b)	533,500	1,134,167
Carlisle Cos, Inc.	18,355	1,078,540
Reunert, Ltd. (b)	114,808	1,030,783
Rheinmetall AG (b)	20,790	1,009,976
Turkiye Sise ve Cam Fabrikalari AS (b)	692,189	1,150,446
		5,403,912
Insurance - 9.08%
Allianz SE (b)	16,266	2,267,443
Allstate Corp.	35,994	1,445,879
American International Group, Inc. (a)	59,337	2,094,596
Arch Capital Group, Ltd. (a)(b)	24,716	1,087,998
Assurant, Inc.	26,936	934,679
Catlin Group, Ltd. (b)	129,964	1,069,305
Endurance Specialty Holdings, Ltd. (b)	26,446	1,049,642
Everest Re Group, Ltd. (b)	18,331	2,015,494
Genworth Financial, Inc. - Class A (a)	181,616	1,363,936
Gjensidige Forsikring ASA (b)	71,319	1,024,894
Hannover Rueckversicherung AG (b)	32,223	2,523,839
Liberty Holdings, Ltd. (b)	85,068	1,120,651
Muenchener Rueckversicherungs AG (b)	13,581	2,451,760
PartnerRe, Ltd. (b)	25,504	2,052,817
Powszechny Zaklad Ubezpieczen SA (b)	8,867	1,255,316
Reinsurance Group of America, Inc.	34,574	1,850,401
SCOR SE (b)	76,857	2,077,342
Swiss Re AG (b)	30,755	2,229,701
Validus Holdings, Ltd. (b)	57,917	2,002,770
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	11,588	618,499
		32,536,962
Leisure Equipment & Products - 0.65%
Merida Industry Co., Ltd. (b)	260,700	1,170,656
Nikon Corp. (b)	39,400	1,163,261
		2,333,917
Machinery - 0.17%
Vesuvius PLC (a)(b)	109,103	613,227

Media - 1.86%
CBS Corp. - Class B	29,681	1,129,362
ITV PLC (b)	712,477	1,235,987
Liberty Media Corp. (a)	8,951	1,038,405
Metropole Television SA (b)	72,704	1,142,919
Quebecor Inc. - Class B (b)	28,165	1,094,944
TV Asahi Corp. (b)	74,000	1,029,061
		6,670,678
Oil, Gas & Consumable Fuels - 5.35%
Bangchak Petroleum PCL (b)	681,400	711,396
Chevron Corp.	13,856	1,498,388
China Petroleum & Chemical Corp. - ADR	13,187	1,515,450
Delek US Holdings, Inc.	25,754	652,091
HollyFrontier Corp.	44,622	2,077,154
Marathon Petroleum Corp.	31,996	2,015,748
Parkland Fuel Corp. (b)	34,991	665,909
Phillips 66	38,309	2,034,208

PTT PCL (b)	93,100	$1,017,800
Royal Dutch Shell PLC - ADR	20,957	1,444,985
SK Innovation Co., Ltd. (b)	8,270	1,368,384
Tesoro Corp.	46,460	2,046,563
Valero Energy Corp.	41,794	1,426,011
Western Refining, Inc.	24,644	694,715
		19,168,802
Paper & Forest Products - 0.01%
China Forestry Holdings Co., Ltd. (a)(b)(c)(d)	2,484,000	48,072

Real Estate Investment Trusts (REITs) - 4.62%
Apartment Investment & Management Co. - Class A	49,527	1,340,201
Associated Estates Realty Corp.	20,700	333,684
BioMed Realty Trust, Inc.	42,320	818,046
Brandywine Realty Trust	68,080	829,895
CBL & Associates Properties, Inc.	62,253	1,320,386
Coresite Realty Corp.	12,113	335,046
Corporate Office Properties Trust	39,560	988,209
DuPont Fabros Technology, Inc. (a)	27,600	666,816
Government Properties Income Trust	35,113	841,659
Home Properties, Inc.	13,493	827,256
LaSalle Hotel Properties	51,367	1,304,208
Lexington Realty Trust	64,706	676,178
Liberty Property Trust	23,153	828,183
Mack-Cali Realty Corp.	37,873	988,864
Omega Healthcare Investors, Inc.	56,580	1,349,433
Pennsylvania Real Estate Investment Trust	18,707	329,991
Regency Centers Corp.	17,480	823,657
RLJ Lodging Trust	26,067	504,918
Sabra Health Care REIT, Inc.	15,027	326,386
STAG Industrial, Inc.	18,093	325,131
Weingarten Realty Investors	30,360	812,737
		16,570,884
Real Estate Management & Development - 1.24%
Daikyo, Inc. (a)(b)	418,000	1,143,788
Greentown China Holding, Ltd. (b)	662,500	1,238,830
K Wah International Holdings, Ltd. (b)	2,041,000	998,234
Yanlord Land Group, Ltd. (b)	847,000	1,070,158
		4,451,010
Road & Rail - 1.18%
ComfortDelGro Corp., Ltd. (b)	489,000	719,381
DSV A/S (b)	43,668	1,129,798
MTR Corp., Ltd. (b)	268,500	1,063,943
Ryder System, Inc.	17,185	858,047
TransForce, Inc. (b)	23,188	462,967
		4,234,136
Wireless Telecommunication Services - 0.54%
Freenet AG (b)	54,671	1,013,249
MetroPCS Communications, Inc. (a)	91,775	912,244
		1,925,493
TOTAL COMMON STOCKS (Cost $193,927,310)		$218,895,235

PREFERRED STOCKS - 1.36%
Containers & Packaging - 0.31%
Klabin SA (b)	180,200	$1,125,645

Diversified Telecommunication Services - 0.75%
Oi SA - ADR	264,189	1,059,398
Telefonica Brasil SA - ADR	68,216	1,641,277
		2,700,675

Media - 0.30%
ProSiebenSat.1 Media AG (b)	37,223	$1,060,260
TOTAL PREFERRED STOCKS (Cost $4,484,989)		$4,886,580

INVESTMENT COMPANIES - 10.33%
Exchange Traded Funds - 10.33%
iShares Barclays MBS Bond Fund	95,299	$10,292,292
iShares JPMorgan USD Emerging Markets Bond Fund	15,065	1,849,982
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	14,546	1,504,493
PowerShares Build America Bond Portfolio	172,668	5,221,480
PowerShares Emerging Markets Sovereign Debt Portfolio	58,706	1,846,304
PowerShares Senior Loan Portfolio	36,981	923,785
SPDR Barclays International Treasury Bond ETF	237,416	14,487,124
SPDR Barclays Short Term High Yield Bond ETF	29,930	914,362
TOTAL INVESTMENT COMPANIES (Cost $36,066,153)		$37,039,822

PRECIOUS METALS - 6.04%	Troy Ounces
Gold Bullion (a)(f)	12,980	$21,646,366
TOTAL PRECIOUS METALS (Cost $16,617,174)		$21,646,366

CORPORATE BONDS - 6.95%	Principal Amount
Beverages - 0.26%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$886,000	$933,556

Biotechnology - 0.23%
Amgen, Inc.
4.100%, 06/15/2021	731,000	809,832

Capital Markets - 0.31%
Morgan Stanley
5.300%, 03/01/2013	1,120,000	1,126,121

Chemicals - 0.10%
Dow Chemical Co.
7.600%, 05/15/2014	340,000	371,206

Computers & Peripherals - 0.29%
Hewlett-Packard Co.
4.750%, 06/02/2014	1,000,000	1,042,403

Consumer Finance - 0.22%
Capital One Financial Corp.
7.375%, 05/23/2014	713,000	775,621

Diversified Financial Services - 1.11%
Citigroup, Inc.
5.500%, 04/11/2013	1,100,000	1,111,333
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	818,000	877,810
Ford Motor Credit Co., LLC
3.000%, 06/12/2017	786,000	807,556
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,120,000	1,186,584
		3,983,283
Diversified Telecommunication Services - 0.49%
AT&T, Inc.
5.100%, 09/15/2014	1,031,000	1,107,499
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	631,000	662,388
		1,769,887

Electric Utilities - 0.42%
Duke Energy Corp.
3.950%, 09/15/2014	$640,000	$673,955
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	654,000	811,079
		1,485,034
Health Care Providers & Services - 0.22%
Coventry Health Care, Inc.
5.950%, 03/15/2017	689,000	800,929

Industrial Conglomerates - 0.34%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,208,628

Internet & Catalog Retail - 0.32%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,156,118

Media - 0.33%
Time Warner Cable, Inc.
8.250%, 04/01/2019	883,000	1,175,041

Metals & Mining - 0.26%
Nabors Industries, Inc.
9.250%, 01/15/2019	709,000	937,333

Oil, Gas & Consumable Fuels - 0.89%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	808,000	930,114
Enterprise Products Operating, LLC
5.600%, 10/15/2014	523,000	566,177
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	810,000	915,413
Petrohawk Energy Corp.
7.250%, 08/15/2018	692,000	781,231
		3,192,935
Pharmaceuticals - 0.19%
Hospira, Inc.
6.050%, 03/30/2017	581,000	674,519

Real Estate Investment Trusts (REITs) - 0.22%
Vornado Realty LP
4.250%, 04/01/2015	745,000	787,475

Semiconductors & Semiconductor Equipment - 0.20%
KLA-Tencor Corp.
6.900%, 05/01/2018	588,000	706,328

Software - 0.21%
BMC Software, Inc.
7.250%, 06/01/2018	650,000	766,867

Tobacco - 0.09%
Altria Group, Inc.
9.700%, 11/10/2018	233,000	326,183

Wireless Telecommunication Services - 0.25%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	828,000	882,124
TOTAL CORPORATE BONDS (Cost $24,164,451)		$24,911,423

UNITED STATES TREASURY OBLIGATIONS - 4.29%
United States Treasury Inflation Indexed Bonds - 1.20%
1.375%, 01/15/2020	$3,636,946	$4,311,203

United States Treasury Notes - 3.09%
1.375%, 11/30/2015	10,750,000	11,065,781
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $15,251,926)		$15,376,984

FOREIGN GOVERNMENT BONDS/NOTES - 5.00%
Canadian Government
2.500%, 06/01/2015 (b)	CAD 3,250,000	$3,370,727
Canadian Government Real Real Return TIPS
4.250%, 12/01/2021 (b)	CAD 2,941,840	4,165,216
New Zealand Government
6.000%, 12/15/2017 (b)	NZD 3,800,000	3,582,753
Norwegian Government
4.250%, 05/19/2017 (b)	NOK 17,000,000	$3,407,277
United Kingdom Treasury Notes
1.750%, 01/22/2017 (b)	GBP 2,000,000	3,387,320
TOTAL FOREIGN GOVERNMENT BONDS/NOTES (Cost $17,002,977)		$17,913,293

Total Investments (Cost $307,514,980) - 95.05%		$340,669,703
Other Assets in Excess of Liabilities - 4.95% (e)		17,724,354
TOTAL NET ASSETS - 100.00%		$358,394,057

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Illiquid Security. The fair value of these securities total $48,072 which represent 0.01% of total net assets.
(d)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.
(e)	All of a portion of the assets have been committed as collateral for open securities sold short.
(f)
The Leuthold Global Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Global, Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Leuthold Global Fund and is therefore consolidated in the Fund’s schedule of investments herein. The Subsidiary was formed on November 26, 2008 and has been consolidated since its formation.  All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
December 31, 2012
Australian Dollar	$4,447,667	1.31%
Brazilian Real	1,125,645	0.33
British Pound	13,521,943	3.97
Canadian Dollar	11,312,699	3.32
Danish Kroner	2,979,822	0.87
Euro	28,130,786	8.26
Hong Kong Dollar	7,242,174	2.13
Japanese Yen	11,931,194	3.50
Malaysian Ringgit	2,522,754	0.74
Mexican Peso	1,134,167	0.33
New Taiwan Dollar	1,946,098	0.57
New Turkish Lira	2,207,472	0.65
New Zealand Dollar	4,549,282	1.34
Norwegian Krone	4,432,171	1.30
Polish Zloty	1,255,316	0.37
Singapore Dollar	1,789,539	0.53
South African Rand	6,524,937	1.92
South Korea Won	1,368,384	0.40
Swedish Krona	1,739,373	0.51
Swiss Franc	2,229,701	0.65
Thai Baht	8,181,732	2.40
US Dollar	198,450,481	58.25
	319,023,337	93.65%
Precious Metals	21,646,366	6.35%
Total Investments	$340,669,703	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
December 31, 2012
Australia	$2,875,542	0.84%
Austria	618,499	0.18
Belgium	3,656,384	1.07
Bermuda	9,278,026	2.72
Brazil	3,826,320	1.12
Britain	12,452,639	3.66
Canada	13,851,985	4.07
Cayman Islands	915,413	0.27
China	6,150,549	1.81
Denmark	2,979,822	0.87
Finland	494,498	0.15
France	9,009,291	2.65
Germany	13,586,049	3.99
Hong Kong	2,607,075	0.77
Indonesia	934,429	0.27
Ireland	3,707,922	1.09
Italy	609,134	0.18
Japan	11,931,194	3.50
Malaysia	2,522,754	0.74
Mexico	1,134,167	0.33
Netherlands	1,444,985	0.42
New Zealand	4,549,282	1.34
Norway	4,432,171	1.30
Panama	1,235,567	0.36
Poland	1,255,316	0.37
Singapore	1,789,539	0.53
South Africa	6,524,937	1.92
South Korea	2,246,194	0.66
Spain	1,402,582	0.41
Sweden	1,739,373	0.51
Switzerland	2,229,701	0.65
Taiwan	1,946,098	0.57
Thailand	8,181,732	2.40
Turkey	2,207,472	0.65
United States	174,696,696	51.28
	319,023,337	93.65%
Precious Metals	21,646,366	6.35%
Total Investments	$340,669,703	100.00%

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a)
December 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 4.54%	Shares	Fair Value
Exchange Traded Funds - 4.54%
iShares MSCI EAFE Index Fund	121,510	$6,904,198
iShares Russell 2000 Index Fund	32,535	2,742,375
SPDR S&P 500 ETF Trust	46,555	6,635,019
TOTAL INVESTMENT COMPANIES (Proceeds $15,612,068)		$16,281,592

TOTAL SECURITIES SOLD SHORT
(Proceeds $15,612,068) - 4.54%		$16,281,592

Percentages are stated as a percent of net assets.
(a)	All securities sold short are non-income producing.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Leuthold Global Fund
Cost of investments	$308,321,918
Gross unrealized appreciation	$35,636,759
Gross unrealized depreciation	(3,288,974)
Net unrealized appreciation	$32,347,785

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2012
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$125,217,111	$93,630,052	$48,072	$218,895,235
Preferred Stocks	3,826,320	1,060,260	–	4,886,580
Exchange Traded Funds	37,039,822	–	–	37,039,822
Precious Metals	–	21,646,366	–	21,646,366
Corporate Bonds	–	24,911,423	–	24,911,423
United States Treasury Obligations	–	15,376,984	–	15,376,984
Foreign Government Bonds/Notes	–	17,913,293	–	17,913,293

Total Investments in Securities	$166,083,253	$174,538,378	$48,072	$340,669,703

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds - Short	$16,281,592	$–	$–	$16,281,592

Total Securities Sold Short	$16,281,592	$–	$–	$16,281,592

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 2 to Level 1 of total investments in the amount of $1,008,905 during the period ended December 31, 2012. The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2012	$48,052
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	20
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of December 31, 2012	$48,072

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2012:	$20

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.13%
Airlines - 7.33%
Alaska Air Group, Inc. (a)	3,070	$132,286
Copa Holdings SA - Class A (b)	1,163	115,660
Delta Air Lines, Inc. (a)	11,084	131,567
Ryanair Holdings PLC - ADR	4,652	159,471
Southwest Airlines Co.	11,714	119,951
U.S. Airways Group, Inc. (a)	11,659	157,397
		816,332
Chemicals - 5.93%
Agrium, Inc. (b)	1,380	137,876
CF Industries Holdings, Inc.	652	132,460
Monsanto Co.	2,760	261,234
Mosaic Co.	2,271	128,607
		660,177
Commercial Banks - 6.19%
Banco Bilbao Vizcaya Argentaria SA - ADR	4,216	39,715
Banco Santander SA - ADR	7,444	60,818
Credicorp, Ltd. (b)	902	132,197
HSBC Holdings PLC - ADR	2,445	129,756
PacWest Bancorp	1,369	33,924
Sumitomo Mitsui Financial Group, Inc. - ADR	5,151	37,808
Umpqua Holdings Corp.	2,412	28,437
Wells Fargo & Co.	6,650	227,297
		689,952
Consumer Finance - 5.71%
American Express Co.	1,347	77,426
Capital One Financial Corp.	3,184	184,449
Discover Financial Services	4,988	192,287
Ezcorp, Inc. - Class A (a)	2,249	44,665
First Cash Financial Services, Inc. (a)	1,119	55,525
SLM Corp.	4,803	82,275
		636,627
Food & Staples Retailing - 2.99%
CVS Caremark Corp.	3,445	166,566
Walgreen Co.	4,499	166,508
		333,074
Health Care Providers & Services - 15.12%
Community Health Systems, Inc. (a)	3,606	110,848
DaVita HealthCare Partners, Inc. (a)	978	108,098
Express Scripts Holding Co. (a)	4,053	218,862
Fresenius Medical Care AG & Co KGaA - ADR	869	29,807
HCA Holdings, Inc.	3,574	107,827
Health Management Associates, Inc. - Class A (a)	13,246	123,453
HealthSouth Corp. (a)	2,634	55,604
Humana, Inc.	1,326	91,003
Magellan Health Services, Inc. (a)	1,630	79,870
Omnicare, Inc.	4,216	152,198
Quest Diagnostics, Inc.	1,880	109,548
UnitedHealth Group, Inc.	3,032	164,456
Universal Health Services, Inc. - Class B	2,358	114,009
VCA Antech, Inc. (a)	2,735	57,572
WellCare Health Plans, Inc. (a)	1,293	62,956
WellPoint, Inc.	1,608	97,959
		1,684,070

Household Durables - 0.18%
NACCO Industries, Inc. - Class A	326	$19,785

Insurance - 1.00%
ACE, Ltd. (b)	1,391	111,002

IT Services - 10.84%
Accenture PLC - Class A (b)	880	58,520
Alliance Data Systems Corp. (a)	391	56,601
Amdocs, Ltd. (a)	1,684	57,239
Cognizant Technology Solutions Corp. - Class A (a)	837	61,980
Convergys Corp.	3,064	50,280
DST Systems, Inc.	837	50,722
Fiserv, Inc. (a)	1,021	80,690
Gartner, Inc. (a)	1,087	50,024
Global Payments, Inc.	1,130	51,189
International Business Machines Corp.	826	158,220
Jack Henry & Associates, Inc.	1,554	61,010
Mastercard, Inc. - Class A	272	133,628
Sapient Corp. (a)	5,466	57,721
Teradata Corp. (a)	695	43,014
Total System Services, Inc.	2,021	43,290
Visa, Inc. - Class A	967	146,578
Western Union Co.	3,445	46,886
		1,207,592
Machinery - 3.62%
Caterpillar, Inc.	1,358	121,650
Cummins, Inc.	1,489	161,333
Deere & Co.	1,391	120,210
		403,193
Media - 3.27%
Interpublic Group of Cos, Inc.	12,625	139,128
Omnicom Group, Inc.	3,347	167,216
WPP PLC - ADR	789	57,518
		363,862
Oil, Gas & Consumable Fuels - 5.98%
CVR Energy, Inc. (a)	1,576	76,893
Delek US Holdings, Inc.	2,543	64,389
HollyFrontier Corp.	2,389	111,208
Marathon Petroleum Corp.	1,694	106,722
Phillips 66	1,922	102,058
Tesoro Corp.	2,010	88,541
Valero Energy Corp.	2,152	73,426
Western Refining, Inc.	1,521	42,877
		666,114
Pharmaceuticals - 8.20%
Actavis, Inc. (a)	1,413	121,518
Allergan, Inc.	945	86,685
Eli Lilly & Co.	2,684	132,375
Merck & Co., Inc.	2,804	114,796
Mylan, Inc. (a)	4,564	125,419
Novo Nordisk A/S - ADR	511	83,400
Pfizer, Inc.	6,199	155,471
Warner Chilcott PLC - Class A (b)	7,759	93,418
		913,082
Road & Rail - 7.95%
Canadian National Railway Co. (b)	1,358	123,592
Canadian Pacific Railway, Ltd. (b)	1,391	141,353
CSX Corp.	5,607	110,626
Genesee & Wyoming, Inc. - Class A (a)	826	62,842
Kansas City Southern	1,054	87,988

Norfolk Southern Corp.	2,499	$154,538
Union Pacific Corp.	1,630	204,924
		885,863
Specialty Retail - 9.06%
Aaron’s, Inc.	1,902	53,788
Bed Bath & Beyond, Inc. (a)	1,847	103,266
The Home Depot, Inc.	5,781	357,555
Lowe’s Cos, Inc.	5,292	187,972
Pier 1 Imports, Inc.	4,521	90,420
Select Comfort Corp. (a)	4,075	106,643
Williams-Sonoma, Inc.	2,499	109,381
		1,009,025
Wireless Telecommunication Services - 5.76%
America Movil SAB de CV - ADR	5,488	126,992
Crown Castle International Corp. (a)	1,673	120,723
Rogers Communications, Inc. (b)	2,521	114,756
SK Telecom Co., Ltd. - ADR	8,313	131,595
Vodafone Group PLC - ADR	5,868	147,815
		641,881
TOTAL COMMON STOCKS (Cost $9,955,097)		$11,041,631

SHORT-TERM INVESTMENTS - 0.96%
Money Market Funds - 0.96%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	107,019	$107,019
TOTAL SHORT-TERM INVESTMENTS (Cost $107,019)		$107,019

Total Investments (Cost $10,062,116) - 100.09%		$11,148,650
Liabilities in Excess of Other Assets - (0.09)%		(10,394)
TOTAL NET ASSETS - 100.00%		$11,138,256

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$10,068,818
Gross unrealized appreciation	$1,329,076
Gross unrealized depreciation	(249,244)
Net unrealized appreciation	$1,079,832

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2012
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$11,041,631	$–	$–	$11,041,631
Money Market Funds	107,019	–	–	107,019

Total Investments in Securities	$11,148,650	$–	$–	$11,148,650

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 89.49%
Airlines - 5.75%
Alaska Air Group, Inc. (a)	1,043	$44,943
China Eastern Airlines Corp., Ltd. (a)(b)	56,000	22,575
China Southern Airlines Co., Ltd. (a)(b)	40,000	20,451
Copa Holdings SA - Class A (b)	487	48,432
easyJet PLC (b)	4,517	56,814
JetBlue Airways Corp. (a)	13,893	79,329
Ryanair Holdings PLC - ADR	1,281	43,912
Southwest Airlines Co.	4,203	43,039
U.S. Airways Group, Inc. (a)	6,130	82,755
United Continental Holdings, Inc. (a)	1,758	41,102
Westjet Airlines, Ltd. (b)	1,222	24,337
		507,689
Auto Components - 8.03%
Brembo SpA (b)	1,894	24,449
Cie Generale des Etablissements Michelin (b)	1,036	99,269
Continental AG (a)(b)	784	91,378
Cooper Tire & Rubber Co.	1,906	48,336
Dana Holding Corp.	2,730	42,615
Faurecia (b)	2,074	32,572
GKN PLC (b)	11,492	43,357
Leoni AG (b)	1,044	39,718
Magna International, Inc. (b)	1,299	64,976
Plastic Omnium SA (b)	734	22,323
Showa Corp. (a)(b)	4,500	44,703
Sumitomo Rubber Industries, Ltd. (b)	3,200	38,695
Tianneng Power International, Ltd. (b)	34,000	22,161
TRW Automotive Holdings Corp. (a)	1,770	94,890
		709,442
Capital Markets - 1.14%
Apollo Investment Corp.	4,593	38,397
KKR & Co. LP	4,093	62,336
		100,733
Chemicals - 3.20%
Alent PLC (a)(b)	4,135	20,743
Chr. Hansen Holding A/S (b)	2,363	76,955
Dongyue Group (b)	68,000	45,972
Innophos Holdings, Inc.	710	33,015
Nippon Shokubai Co., Ltd. (b)	4,000	40,973
Rockwood Holdings, Inc.	1,313	64,941
		282,599
Commercial Banks - 3.74%
BB&T Corp.	1,366	39,764
Fifth Third Bancorp	5,245	79,672
Huntington Bancshares, Inc.	12,243	78,233
KeyCorp	4,747	39,970
PNC Financial Services Group, Inc.	681	39,709
Webster Financial Corp.	2,597	53,368
		330,716

Construction Materials - 1.68%
China Shanshui Cement Group, Ltd. (b)	60,000	$44,900
Imerys SA (b)	665	42,652
James Hardie Industries PLC (b)	6,326	61,248
		148,800
Consumer Finance - 6.11%
Capital One Financial Corp.	1,787	103,521
Cash America International, Inc.	1,719	68,193
Credit Acceptance Corp. (a)	836	85,004
Discover Financial Services	4,509	173,822
International Personal Finance PLC (b)	9,750	59,807
Provident Financial PLC (b)	2,228	49,673
		540,020
Containers & Packaging - 0.85%
Graphic Packaging Holding Co. (a)	5,528	35,711
Smurfit Kappa Group PLC (b)	3,315	39,600
		75,311
Diversified Financial Services - 2.18%
Groupe Bruxelles Lambert SA (b)	763	60,854
Investor AB - Class B (b)	2,579	67,751
Leucadia National Corp.	2,701	64,257
		192,862
Diversified Telecommunication Services - 7.01%
Asia Pacific Telecom Co., Ltd. (a)(b)	67,000	29,879
BT Group PLC (b)	15,864	60,525
Elisa OYJ (b)	895	19,842
France Telecom SA - ADR	3,051	33,713
Jasmine International PCL (b)	668,400	118,590
Manitoba Telecom Services, Inc. (b)	1,180	38,507
Telecom Corp. of New Zealand, Ltd. (b)	20,495	38,793
Telefonica SA - ADR	4,077	54,999
Telekom Malaysia Bhd (b)	20,600	40,688
Telekomunikasi Indonesia Persero Tbk PT - ADR	981	36,248
Telstra Corp., Ltd. (b)	14,948	68,114
Time dotCom Bhd (b)	18,200	23,642
Verizon Communications, Inc.	1,285	55,602
		619,142
Food & Staples Retailing - 7.11%
Aeon Co., Ltd. (b)	7,100	81,143
Arcs Co., Ltd. (b)	2,000	40,925
Big C Supercenter PCL (b)	6,500	44,230
Casey’s General Stores, Inc.	1,562	82,942
Delhaize Group SA (b)	2,027	81,646
Matsumotokiyoshi Holdings Co., Ltd. (b)	1,600	37,800
Migros Ticaret AS (a)(b)	3,400	41,195
Safeway, Inc.	4,441	80,338
Spar Group, Ltd. (b)	2,733	42,661
Wal-Mart Stores, Inc.	1,399	95,454
		628,334
Gas Utilities - 0.58%
Osaka Gas Co., Ltd. (b)	14,000	50,853

Health Care Providers & Services - 8.15%
Bangkok Dusit Medical Services PCL (b)	24,200	90,003
Community Health Systems, Inc. (a)	2,957	90,898
HCA Holdings, Inc.	2,670	80,554
Health Management Associates, Inc. - Class A (a)	5,336	49,732
KPJ Healthcare Bhd (b)	19,000	35,740

Life Healthcare Group Holdings, Ltd. (b)	9,739	$39,139
LifePoint Hospitals, Inc. (a)	1,919	72,442
Netcare, Ltd. (b)	38,631	89,655
Ramsay Health Care, Ltd. (b)	1,577	44,980
Select Medical Holdings Corp. (a)	3,831	36,126
Universal Health Services, Inc. - Class B	1,874	90,608
		719,877
Industrial Conglomerates - 2.28%
Alfa S.A.B. de CV - Class A (b)	19,400	41,242
Carlisle Cos, Inc.	681	40,016
Reunert, Ltd. (b)	4,351	39,065
Rheinmetall AG (b)	788	38,281
Turkiye Sise ve Cam Fabrikalari AS (b)	26,000	43,213
		201,817
Insurance - 14.45%
Allianz SE (b)	653	91,027
Allstate Corp.	1,402	56,318
American International Group, Inc. (a)	2,327	82,143
Arch Capital Group, Ltd. (a)(b)	969	42,656
Assurant, Inc.	1,056	36,643
Catlin Group, Ltd. (b)	5,063	41,657
Endurance Specialty Holdings, Ltd. (b)	1,037	41,159
Everest Re Group, Ltd. (b)	719	79,054
Genworth Financial, Inc. - Class A (a)	7,122	53,486
Gjensidige Forsikring ASA (b)	2,863	41,143
Hannover Rueckversicherung AG (b)	1,244	97,435
Liberty Holdings, Ltd. (b)	3,314	43,657
Muenchener Rueckversicherungs AG (b)	534	96,402
PartnerRe, Ltd. (b)	1,000	80,490
Powszechny Zaklad Ubezpieczen SA (b)	356	50,400
Reinsurance Group of America, Inc.	1,356	72,573
SCOR SE (b)	3,026	81,789
Swiss Re AG (b)	1,175	85,186
Validus Holdings, Ltd. (b)	2,271	78,531
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	465	24,819
		1,276,568
Leisure Equipment & Products - 1.02%
Merida Industry Co., Ltd. (b)	9,500	42,659
Nikon Corp. (b)	1,600	47,239
		89,898
Machinery - 0.26%
Vesuvius PLC (a)(b)	4,135	23,241

Media - 2.83%
CBS Corp. - Class B	1,101	41,893
ITV PLC (b)	26,000	45,104
Liberty Media Corp. (a)	332	38,515
Metropole Television SA (b)	2,755	43,309
Quebecor Inc. - Class B (b)	1,067	41,481
TV Asahi Corp. (b)	2,800	38,938
		249,240
Oil, Gas & Consumable Fuels - 8.32%
Bangchak Petroleum PCL (b)	25,100	26,205
Chevron Corp.	543	58,720
China Petroleum & Chemical Corp. - ADR	517	59,414
Delek US Holdings, Inc.	915	23,168
HollyFrontier Corp.	1,739	80,950

Marathon Petroleum Corp.	1,247	$78,561
Parkland Fuel Corp. (b)	1,289	24,531
Phillips 66	1,493	79,278
PTT PCL (b)	3,600	39,356
Royal Dutch Shell PLC - ADR	822	56,677
SK Innovation Co., Ltd. (b)	310	51,294
Tesoro Corp.	1,811	79,775
Valero Energy Corp.	1,540	52,545
Western Refining, Inc.	876	24,694
		735,168
Paper & Forest Products - 0.03%
China Forestry Holdings Co., Ltd. (a)(b)(c)(d)	116,000	2,245

Real Estate Management & Development - 1.96%
Daikyo, Inc. (a)(b)	16,000	43,781
Greentown China Holding, Ltd. (b)	26,000	48,618
K Wah International Holdings, Ltd. (b)	80,000	39,127
Yanlord Land Group, Ltd. (b)	33,000	41,695
		173,221
Road & Rail - 1.96%
ComfortDelGro Corp., Ltd. (b)	20,000	29,423
DSV A/S (b)	1,817	47,010
MTR Corp., Ltd. (b)	11,000	43,588
Ryder System, Inc.	674	33,653
TransForce, Inc. (b)	965	19,267
		172,941
Wireless Telecommunication Services - 0.85%
Freenet AG (b)	2,130	39,477
MetroPCS Communications, Inc. (a)	3,575	35,535
		75,012
TOTAL COMMON STOCKS (Cost $6,977,606)		$7,905,729

PREFERRED STOCKS - 2.13%
Containers & Packaging - 0.49%
Klabin SA (b)	6,900	$43,102

Diversified Telecommunication Services - 1.19%
Oi SA - ADR	10,270	41,183
Telefonica Brasil SA - ADR	2,675	64,360
		105,543
Media - 0.45%
ProSiebenSat.1 Media AG (b)	1,411	40,191
TOTAL PREFERRED STOCKS (Cost $173,300)		$188,836

Total Investments (Cost $7,150,906) - 91.62%		$8,094,565
Other Assets in Excess of Liabilities - 8.38%		739,925
TOTAL NET ASSETS - 100.00%		$8,834,490

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Illiquid security. The market value of these securities total $2,245, which represent 0.03% of total net assets.
(d)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
December 31, 2012
Australian Dollar	$174,342	2.15%
Brazilian Real	43,102	0.53
British Pound	400,921	4.95
Canadian Dollar	148,122	1.83
Danish Kroner	123,965	1.53
Euro	1,107,033	13.68
Hong Kong Dollar	289,637	3.58
Japanese Yen	465,050	5.74
Malaysian Ringgit	100,070	1.24
Mexican Peso	41,242	0.51
New Taiwan Dollar	72,538	0.90
New Turkish Lira	84,408	1.04
New Zealand Dollar	38,793	0.48
Norwegian Krone	41,143	0.51
Polish Zloty	50,400	0.62
Singapore Dollar	71,118	0.88
South African Rand	254,178	3.14
South Korea Won	51,294	0.63
Swedish Krona	67,751	0.84
Swiss Franc	85,186	1.05
Thai Baht	318,385	3.93
US Dollar	4,065,887	50.24
Total Investments	$8,094,565	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
December 31, 2012
Australia	$113,094	1.40%
Austria	24,819	0.31
Belgium	142,500	1.76
Bermuda	363,547	4.49
Brazil	148,645	1.84
Britain	359,264	4.44
Canada	213,099	2.63
China	244,175	3.02
Denmark	123,965	1.53
Finland	19,842	0.24
France	355,627	4.39
Germany	533,909	6.59
Hong Kong	104,876	1.29
Indonesia	36,248	0.45
Ireland	144,760	1.79
Italy	24,449	0.30
Japan	465,050	5.74
Malaysia	100,070	1.24
Mexico	41,242	0.51
Netherlands	56,677	0.70
New Zealand	38,793	0.48
Norway	41,143	0.51
Panama	48,432	0.60
Poland	50,400	0.62
Singapore	71,118	0.88
South Africa	254,178	3.14
South Korea	51,294	0.63
Spain	54,999	0.68
Sweden	67,751	0.84
Switzerland	85,186	1.05
Taiwan	72,538	0.90
Thailand	318,385	3.93
Turkey	84,408	1.04
United States	3,240,082	40.04
Total Investments	$8,094,565	100.00%

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Leuthold Global Industries Fund
Cost of investments	$7,192,570
Gross unrealized appreciation	$1,016,968
Gross unrealized depreciation	(114,973)
Net unrealized appreciation	$901,995

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2012
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,264,262	$3,639,222	$2,245	$7,905,729
Preferred Stocks	148,645	40,191	–	188,836

Total Investments in Securities	$4,412,907	$3,679,413	$2,245	$8,094,565

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 2 to Level 1 in the amount of $40,688 during the period ended December 31, 2012.  The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2012	$2,244
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of December 31, 2012	$2,245

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2012:	$1

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.20%
Money Market Funds - 2.20%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (a)	2,887,371	$2,887,371
TOTAL SHORT-TERM INVESTMENTS (Cost $2,887,371)		$2,887,371

Total Investments (Cost $2,887,371) - 2.20%		$2,887,371
Other Assets in Excess of Liabilities - 97.80% (b)		128,371,184
TOTAL NET ASSETS - 100.00%		$131,258,555

Percentages are stated as a percent of net assets.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2012.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.60%
Air Freight & Logistics - 1.83%
Expeditors International of Washington, Inc.	60,808	$2,404,956

Biotechnology - 0.98%
Elan Corp. PLC - ADR	123,219	1,258,066
Prothena Corp PLC (b)	2,977	21,821
		1,279,887
Building Products - 1.80%
Owens Corning	63,957	2,365,769

Capital Markets - 3.13%
Credit Suisse Group AG - ADR	83,196	2,043,294
UBS AG (b)	131,293	2,066,552
		4,109,846
Commercial Services & Supplies - 3.84%
Covanta Holding Corp.	38,306	705,597
Tyco International, Ltd. (b)	75,065	2,195,651
Waste Connections, Inc.	63,213	2,135,967
		5,037,215
Communications Equipment - 3.64%
Ciena Corp.	153,967	2,417,282
Juniper Networks, Inc.	120,299	2,366,281
		4,783,563
Computers & Peripherals - 1.14%
Fusion-io, Inc.	64,988	1,490,175

Containers & Packaging - 3.10%
Owens-Illinois, Inc.	105,011	2,233,584
Sealed Air Corp.	104,954	1,837,745
		4,071,329
Diversified Consumer Services - 1.46%
Sotheby’s	57,086	1,919,231

Diversified Telecommunication Services - 1.71%
Level 3 Communications, Inc.	97,167	2,245,529

Electric Utilities - 2.38%
ITC Holdings Corp.	25,995	1,999,275
Korea Electric Power Corp. - ADR	80,333	1,122,252
		3,121,527
Electronic Equipment, Instruments & Components - 0.55%
National Instruments Corp.	27,770	716,744

Food Products - 3.16%
BRF - Brasil Foods SA - ADR	96,022	2,027,025
Hillshire Brands Co.	75,409	2,122,009
		4,149,034

Gas Utilities - 2.16%
AGL Resources, Inc.	35,443	$1,416,657
New Jersey Resource Corp.	15,402	610,227
Piedmont Natural Gas Co., Inc.	25,938	812,119
		2,839,003
Health Care Equipment & Supplies - 1.10%
Alere, Inc.	32,007	592,129
Haemonetics Corp.	20,727	846,491
		1,438,620
Hotels, Restaurants & Leisure - 2.29%
BJ’s Restaurants, Inc.	17,406	572,658
MGM Resorts International	209,049	2,433,330
		3,005,988
Independent Power Producers & Energy Traders - 3.82%
Atlantic Power Corp.	50,616	578,541
Calpine Corp.	130,606	2,367,887
NRG Energy, Inc.	89,952	2,067,996
		5,014,424
Internet Software & Services - 0.46%
ExactTarget, Inc.	30,347	606,940

Machinery - 1.54%
Colfax Corp.	49,929	2,014,635

Media - 5.18%
Lions Gate Entertainment Corp.	149,501	2,451,816
Live Nation Entertainment, Inc.	78,272	728,712
Pandora Media, Inc.	153,222	1,406,578
Thomson Reuters Corp.	76,210	2,214,663
		6,801,769
Metals & Mining - 4.87%
Carpenter Technology Corp.	25,480	1,315,532
Compass Minerals International, Inc.	28,629	2,138,873
Turquoise Hill Resources, Ltd. (b)	83,883	638,350
United States Steel Corp.	96,423	2,301,617
		6,394,372
Multiline Retail - 2.54%
JC Penney Co., Inc.	96,823	1,908,381
Sears Holdings Corp.	34,527	1,428,037
		3,336,418
Oil, Gas & Consumable Fuels - 11.75%
Anadarko Petroleum Corp.	16,834	1,250,935
Arch Coal, Inc.	74,378	544,447
CONSOL Energy, Inc.	60,293	1,935,405
Copano Energy LLC	19,811	626,622
EXCO Resources, Inc.	259,379	1,755,996
Forest Oil Corp.	140,053	936,955
Oasis Petroleum, Inc.	66,820	2,124,876
Pengrowth Energy Corp. (b)	101,862	506,254
Range Resources Corp.	30,461	1,913,865
SandRidge Energy, Inc.	168,510	1,070,038
SM Energy Co.	34,469	1,799,626
Ultra Petroleum Corp.	52,964	960,237
		15,425,256

Real Estate Investment Trusts (REITs) - 2.97%
Corporate Office Properties Trust	53,422	$1,334,482
Piedmont Office Realty Trust, Inc. - Class A	42,371	764,797
SL Green Realty Corp.	23,419	1,795,066
		3,894,345
Semiconductors & Semiconductor Equipment - 7.85%
Altera Corp.	42,256	1,455,297
ARM Holdings PLC - ADR	62,125	2,350,189
Atmel Corp.	246,668	1,615,675
Cavium, Inc.	60,121	1,876,377
Freescale Semiconductor, Ltd.	66,820	735,688
Microsemi Corp.	33,782	710,773
Semtech Corp.	53,765	1,556,497
		10,300,496
Software - 9.66%
Electronic Arts, Inc.	129,575	1,882,725
Informatica Corp.	76,726	2,326,332
MicroStrategy, Inc.	13,627	1,272,489
Nuance Communications, Inc.	94,018	2,098,482
QLIK Technologies, Inc.	105,813	2,298,259
RealPage, Inc.	37,676	812,671
Splunk, Inc.	68,538	1,988,973
		12,679,931
Specialty Retail - 3.19%
CarMax, Inc.	61,438	2,306,383
Five Below, Inc.	34,756	1,113,582
Monro Muffler Brake, Inc.	21,987	768,885
		4,188,850
Trading Companies & Distributors - 0.50%
Air Lease Corp.	30,519	656,158
TOTAL COMMON STOCKS (Proceeds $115,141,073)		$116,292,010

INVESTMENT COMPANIES - 11.03%
Exchange Traded Funds - 11.03%
SPDR Dow Jones Industrial Average ETF Trust	110,621	$14,480,289
TOTAL INVESTMENT COMPANIES (Proceeds $14,528,229)		$14,480,289

TOTAL SECURITIES SOLD SHORT
(Proceeds $129,669,302) - 99.63%		$130,772,299

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Grizzly Short Fund
Cost of investments	$2,887,371
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2012
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$2,887,371	$-	$-	$2,887,371

Total Investments in Securities	$2,887,371	$-	$-	$2,887,371

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$116,292,010	$–	$–	$116,292,010
Money Market Funds - Short	14,480,289	–	–	14,480,289

Total Securities Sold Short	$130,772,299	$–	$–	$130,772,299

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Leuthold Funds, Inc.

By (Signature and Title)	/s/John Mueller
John Mueller, President

Date	2/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/John Mueller
John Mueller, President

Date	2/26/13

By (Signature and Title)*	/s/Holly J. Weiss
Holly J. Weiss, Treasurer

Date	2/26/13

* Print the name and title of each signing officer under his or her signature.